Segments	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segments
Segments
We manage our operations in two reportable segments, pharmaceutical and diagnostics. The pharmaceutical segment consists of our pharmaceutical operations we acquired in Chile, Mexico, Ireland, Israel and Spain and our pharmaceutical research and development. The diagnostics segment primarily consists of our clinical laboratory operations we acquired through the acquisitions of BioReference and OPKO Lab and our point-of-care operations. There are no significant inter-segment sales. We evaluate the performance of each segment based on operating profit or loss. There is no inter-segment allocation of interest expense and income taxes.
Information regarding our operations and assets for our operating segments and the unallocated corporate operations as well as geographic information are as follows:

	For the years ended December 31,
(In thousands)	2017	2016	2015
Revenue from services:
Pharmaceutical	$—	$—	$—
Diagnostics	782,710	928,572	305,161
Corporate	—	—	140
	$782,710	$928,572	$305,301
Revenue from products:
Pharmaceutical	$107,759	$83,467	$80,146
Diagnostics	—	—	—
Corporate	—	—	—
	$107,759	$83,467	$80,146
Revenue from transfer of intellectual property:
Pharmaceutical	$75,537	$105,455	$62,070
Diagnostics	—	—	—
Corporate	—	—	—
	$75,537	$105,455	$62,070
Operating loss:
Pharmaceutical	$(84,287)	$(33,117)	$(62,494)
Diagnostics	(136,540)	(3,394)	(10,294)
Corporate	(55,615)	(60,040)	(46,512)
Less: Operating loss attributable to noncontrolling interests	—	—	(1,280)
	$(276,442)	$(96,551)	$(120,580)
Depreciation and amortization:
Pharmaceutical	$27,513	$18,254	$10,245
Diagnostics	74,442	78,233	31,918
Corporate	138	89	85
	$102,093	$96,576	$42,248
Income (loss) from investment in investees:
Pharmaceutical	$(12,646)	$(7,665)	$(7,105)
Diagnostics	(1,825)	13	—
Corporate	—	—	—
	$(14,471)	$(7,652)	$(7,105)
Revenues:
United States	$803,853	$933,498	$322,341
Ireland	80,905	114,509	56,890
Chile	44,286	35,364	29,885
Spain	18,285	15,812	16,622
Israel	13,951	15,317	18,107
Mexico	4,605	2,988	3,672
Other	121	6	—
	$966,006	$1,117,494	$447,517

(In thousands)	December 31, 2017	December 31, 2016
Assets:
Pharmaceutical	$1,282,564	$1,294,916
Diagnostics	1,241,388	1,408,522
Corporate	66,004	63,181
	$2,589,956	$2,766,619
Goodwill:
Pharmaceutical	$264,313	$251,817
Diagnostics	452,786	452,786
Corporate	—	—
	$717,099	$704,603

During the year ended December 31, 2017, two customers represented more than 10% of our total consolidated revenue. During the year ended December 31, 2016, no customer represented more than 10% of our total consolidated revenue. During the year ended December 31, 2015, revenue recognized under the Pfizer Transaction represented 13% of our total consolidated revenue. As of December 31, 2017, no customer represented more than 10% of our accounts receivable balance. As of December 31, 2016, one customer represented more than 10% of our accounts receivable balance.
The following table reconciles our Property, plant and equipment, net between U.S. and foreign jurisdictions:

(In thousands)	December 31, 2017	December 31, 2016
PP&E:
U.S.	$89,114	$100,716
Foreign	57,443	22,115
Total	$146,557	$122,831